Summary of Significant Accounting Policies - Schedule of Estimated Exposure to Credit Risk and Credit Losses for Trade Accounts Receivable (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Jan. 01, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	$ (5,458)	R$ (21,147)	R$ (20,871)	$ (5,387)	R$ (20,871)	R$ (1,722)	R$ (555)
Not past due [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts			(8,199)
Past due 1-30 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts			(2,134)
Past due 31-90 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts			(3,686)
Past due 91-120 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts			(1,845)
Past due 120-180 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts			(3,108)
Past due over 180 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts			(1,899)
Estimated adjustments due to adoption of IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts			(23,894)
Estimated adjustments due to adoption of IFRS 9 [member] | Not past due [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts			(11,222)
Estimated adjustments due to adoption of IFRS 9 [member] | Past due 1-30 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts			(2,134)
Estimated adjustments due to adoption of IFRS 9 [member] | Past due 31-90 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts			(3,686)
Estimated adjustments due to adoption of IFRS 9 [member] | Past due 91-120 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts			(1,845)
Estimated adjustments due to adoption of IFRS 9 [member] | Past due 120-180 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts			(3,108)
Estimated adjustments due to adoption of IFRS 9 [member] | Past due over 180 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts			R$ (1,899)